Net Defined Benefit Liabilities - Summary of the Fair Value of Plan Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Details Of Fair Value Of Plan Assets [Abstract]
Cash and due from financial institutions	₩ 2,670,983	₩ 2,601,582
Debt securities	118,108	93,416
Investment fund	23,121	849
Total	2,812,212	2,695,847
Assets quoted in an active market
Details Of Fair Value Of Plan Assets [Abstract]
Cash and due from financial institutions	0	0
Debt securities	0	0
Investment fund	0	0
Total	0	0
Assets not quoted in an active market
Details Of Fair Value Of Plan Assets [Abstract]
Cash and due from financial institutions	2,670,983	2,601,582
Debt securities	118,108	93,416
Investment fund	23,121	849
Total	₩ 2,812,212	₩ 2,695,847